Other assets (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other assets.
Credit and debit card operating balances	$ 2,421	$ 2,337
Insurance commission receivables	1,436	1,672
Prepaid expenses	812	974
Other miscellaneous assets	5,457	10,776
Other assets, total	$ 10,126	$ 15,759